Equity Based Compensation - Summary of Outstanding Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 25, 2021
Share-based Payment Arrangement [Abstract]
Beginning balance	0
Granted	322,997
Exercised	0
Expired	0
Forfeited	0
Ending balance	322,997
Exercisable	0
Weighted average exercise price, Beginning balance	$ 0
Weighted average exercise price, granted	17.00
Weighted average exercise price, exercised	0
Weighted average exercise price, expired	0
Weighted average exercise price, forfeited	0
Weighted average exercise price, Ending balance	$ 17.00
Weighted average remaining contractual term (years), ending	9 years 9 months 18 days
Weighted average exercise price, options exercisable	$ 0
Aggregate intrinsic value, ending	$ 3,682
Aggregate intrinsic value, options exercisable	$ 0